Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Accrued advertising expense	¥ 1,083,154		¥ 1,101,844
Accrued shipping and handling expenses	1,323,094		1,440,908
Amounts received on behalf of third-party merchants (Note a)	2,415,132		2,305,545
Accrued payroll and social benefits	689,526		685,021
Deposits from vendors	653,998		587,339
Income tax payables	564,414		558,515
Other tax payables (Note b)	492,840		444,836
Accrued rental expenses	56,138		64,436
Accrued administrative expenses	323,212		339,262
Refund liability (Note c)	468,454		510,655
Cash-settled share-based compensation (Note 23(c))	1,627,615		1,258,189
Loan from non-controlling interests shareholders (Note d)	159,500		206,000
Payables for repurchasing of ordinary shares	52,218
Others	31,851		160,871
Total	¥ 9,941,146	$ 1,421,565	¥ 9,663,421
Period of unconditional right of return	7 days